Commitments and contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Operating lease commitments
July 1, 2016 - June 30, 2017	$ 5,587,901
July 1, 2017 - June 30, 2018	4,583,295
July 1, 2018 - June 30, 2019	2,978,560
July 1, 2019 - June 30, 2020	547,412
July 1, 2020 and thereafter	417,345
Total	14,114,513
July 1, 2016 - June 30, 2017	5,129,226
July 1, 2017 - June 30, 2018	5,129,226
July 1, 2018 - June 30, 2019	5,129,226
July 1, 2019 - June 30, 2020	5,129,226
July 1, 2020 and thereafter	5,129,226
Total minimum lease payments	25,646,130
Less interest	(6,095,345)
Capital lease obligations	19,550,785
Less current maturities of capital lease obligations	(3,001,999)	$ (3,065,612)
Long-term capital lease obligations	16,548,786	18,111,007
Guarantee arrangements	26,300,000
Construction Contracts for Real Estate and Land Use Rights [Member]
Other commitments
July 1, 2016 - June 30, 2017	295,095,377
July 1, 2017 - June 30, 2018	124,549,036
July 1, 2018 - June 30, 2019	53,987,335
July 1, 2019 - June 30, 2020	30,414,655
July 1, 2020 and thereafter	12,412,055
Total	516,458,458
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Estimated amount for the contingency	16,200,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	$ 1,680,552,328	$ 1,513,664,015